AMERITOR INVESTMENT FUND
                                                  PORTFOLIO OF INVESTMENTS
                                                     DECEMBER 31, 2001
                                                        (UNAUDITED)

                                                                                   Value
                                                                       Shares     (Note 1)
                                                                      --------    --------
COMMON STOCK -                                              85.88%

Commercial Physical Research                                 5.67%
Laboratory Corp. of America (a)                                            593      47,944
                                                                                  --------
    Total Commercial Physical Research                                              47,944
                                                                                  --------

Computers -                                                  1.91%
EMC Corp. (a)                                                            1,200    $ 16,128
                                                                                  --------
    Total Computers                                                                 16,128
                                                                                  --------

Computer Hardware & Software -                               5.18%
Check Point Software (a)                                                   531      21,181
VERITAS Software Corp. (a)                                                 506      22,683
                                                                                  --------
    Total Computer Hardware & Software                                              43,864
                                                                                  --------

Computer Software & Services -                               2.65%
Mercury Interactive Corp. (a)                                              660      22,427
                                                                                  --------
    Total Computer Software & Services                                              22,427
                                                                                  --------

Construction                                                 4.94%
D.R. Horton, Inc.                                                          552      17,918
Jacobs Engineering Group, Inc. (a)                                         362      23,892
                                                                                  --------
    Total Construction                                                              41,810
                                                                                  --------

Education Services                                           5.51%
Apollo Group, Inc. (a)                                                     598      26,916
University of Pheonix Online (a)                                           604      19,684
                                                                                  --------
    Total Education Services                                                        46,600
                                                                                  --------

Electronics - Semiconductors -                               6.21%
Cree, Inc. (a)                                                             682      20,092
International Rectifier Corp. (a)                                          930      32,439
                                                                                  --------
    Total Electronics - Semiconductors                                              52,531
                                                                                  --------

Financial Services -                                         6.07%
Commerce Bancorp, Inc.                                                     644      25,335
Synovus Financial Corp.                                                  1,040      26,052
                                                                                  --------
    Total Financial Services                                                        51,387
                                                                                  --------

Food and Beverage                                            6.19%
The Pepsi Bottling Group, Inc.                                           2,228      52,358
                                                                                  --------
    Total Food and Beverage                                                         52,358
                                                                                  --------

Health Care -                                                4.97%
Adance PCS, Inc. (a)                                                       620      18,197
Lifepoint Hospitals, Inc. (a)                                              700      23,828
                                                                                  --------
    Total Health Care                                                               42,025
                                                                                  --------

Holding Companies                                            2.67%
Everest Re Group                                                           319      22,553
                                                                                  --------


                                                                                   Value
                                                                       Shares     (Note 1)
                                                                      --------    --------
COMMON STOCK -                                              85.88%

                                                                                  --------
    Total Holding Companies                                                         22,553
                                                                                  --------

Oil - Exploraton & Production                                8.40%
Anadarko Petroleum Corp.                                                   623      35,418
Apache Corp.                                                               344      17,174
Spinnaker Exploration Co. (a)                                              449      18,481
                                                                                  --------
    Total Oil - Exploration & Production                                            71,073
                                                                                  --------

Pharmaceuticals -                                            6.43%
Forest Labs, Inc. (a)                                                      164      13,440
IDEC Parmeceuticals Corp. (a)                                              274      18,887
MedImmune, Inc. (a)                                                        477      22,109
                                                                                  --------
    Total Pharmaceuticals                                                           54,436
                                                                                  --------

Telecommunications -                                        10.44%
Gemstar - TV Guide International, Inc. (a)                               1,511      41,855
Scripps Howard Inc.                                                        704      46,464
                                                                                  --------
    Total Telecommunications                                                        88,319
                                                                                  --------

Telecommunications Equipment -                               1.93%
QUALCOMM, Inc. (a)                                                         324      16,362
                                                                                  --------
    Total Telecommunications Equipment                                              16,362
                                                                                  --------

Transportation                                               6.71%
CH Robinson Worldwide, Inc.                                              1,522      44,008
Expeditors Int'l of Washington, Inc.                                       225      12,814
                                                                                  --------
    Total Transportation                                                            56,822
                                                                                  --------
Total Common Stock (Cost $944,937)                                                 726,639
                                                                                  --------

                                                                        Par
                                                                      --------
INVESTMENT COMPANY -                                        14.12%
Evergreen Money Market Treasury Institutional -
Money Market Fund Institutional Shares (Cost $119,471)                $119,471     119,471
                                                                                  --------

Total Portfolio of Investments (Cost $1,064,408)                                  $846,110
                                                                                  ========

     (a)  Non-income producing

    The accompanying notes are an integral part of the financial statements.

                            AMERITOR INVESTMENT FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                        For the six
                                                                        months ended     For the year
                                                                        December 31,    ended June 30,
                                                                            2001             2001
                                                                        ------------     ------------
                                                                        (Unaudited)
Increase (decrease) in net assets from operations:
     Net investment loss                                                $    (88,677)    $   (180,674)
     Net realized gain/(loss) from investment transactions                (1,277,323)         762,842
     Change in unrealized appreciation/depreciation
       of investments                                                      1,114,347       (2,309,752)
                                                                        ------------     ------------
     Net decrease in net assets resulting
       from operations                                                      (251,653)      (1,727,584)

Decrease in net assets from trust share transactions (Note 3)                (10,362)         (71,456)
                                                                        ------------     ------------
     Decrease in net assets                                                 (262,015)      (1,799,040)

Net assets at beginning of period                                          1,130,971        2,930,011
                                                                        ------------     ------------

Net assets at end of period, including accumulated
  net investment loss of $2,958,887 and $2,870,210                      $    868,956     $  1,130,971
                                                                        ============     ============

    The accompanying notes are an integral part of the financial statements.

                            AMERITOR INVESTMENT FUND

                              FINANACIAL HIGHLIGHTS

                                     For the six
                                     months ended                  For the years ended
                                     December 31,                        June 30
                                        -------------------------------------------------------------
                                         2001       2001       2000       1999       1998       1997
                                        ------     ------     ------     ------     ------     ------
                                     (Unaudited)
Per Share  Operating Performance:
    Net asset value, beginning of
        period                          $ 0.77     $ 1.92     $ 1.62     $ 1.12     $ 0.85     $ 0.86
                                        ------     ------     ------     ------     ------     ------
    Net investment loss                  (0.08)     (0.12)     (0.25)     (0.21)     (0.29)     (0.03)

    Net Realized and unrealized gain
    (loss) on investments                (0.09)     (1.03)      0.55       0.71       0.56       0.02
                                        ------     ------     ------     ------     ------     ------
    Total from Investment operations     (0.17)     (1.15)      0.30       0.50       0.27      (0.01)

Net asset value, end of period          $ 0.60     $ 0.77     $ 1.92     $ 1.62     $ 1.12     $ 0.85
                                        ======     ======     ======     ======     ======     ======

Ratio/Supplemental Data:
Total Return                            (22.08)%   (59.83)%    18.36%     44.59%     32.46%     (2.05)%
    Ratio of expenses to
        avg. net assets                  19.87%  *   8.83%      9.95%     11.97%     14.54%     16.47%
    Ratio of net investment loss
        to average net assets           (19.59)% *  (8.47)%    (9.88)%   (11.46)%   (13.52)%   (15.75)%
Portfolio turnover                          97%         1%        76%         0%        34%       138%
    Net Assets, end of period (000's)   $  869     $1,130     $2,929     $2,604     $1,880     $1,634

*    Annualized

    The accompanying notes are an integral part of the financial statements.

                            AMERITOR INVESTMENT FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2001
                                   (Unaudited)

Assets:
     Investments at value (Cost $1,064,408 )Note 1                          $    846,110
     Interest and dividend receivable                                                389
     Prepaid expense                                                              38,353
                                                                            ------------
          Total assets                                                           884,852
                                                                            ------------

Liabilities:
     Accounts payable and accrued expenses                                        15,138
     Investment advisory and service fees payable (Note 4)                           758
                                                                            ------------
          Total Liabilities                                                       15,896
                                                                            ------------

Net Assets                                                                  $    868,956
                                                                            ============

Net assets consist of:
     Paid-in capital                                                        $  3,215,662
     Accumulated net investment loss                                          (2,958,887)
     Accumulated net realized gains from security transactions                   830,479
     Unrealized depreciation of investments                                     (218,298)
                                                                            ------------
                                                                            $    868,956
                                                                            ============

Net asset value, offering price and redemption price per share
     ($868,956 divided by 1,456,633 shares of no par value trust shares)    $       0.60
                                                                            ============

    The accompanying notes are an integral part of the financial statements.

                            AMERITOR INVESTMENT FUND
                             STATEMENT OF OPERATIONS
                   For the six months ended December 31, 2001
                                   (Unaudited)

Investment Income:
     Dividends                                                              $        813
     Interest                                                                        455
                                                                            ------------
          Total income                                                                      $      1,268
                                                                                            ------------

Expenses:
     Investment advisory fee (Note 2)                                              4,571
     Fund administration fee (Note 2)                                             30,484
     Professional fees                                                            25,232
     Shareholder recordkeeping and servicing fee (Note 2)                         20,065
     Insurance expense                                                             4,178
     Custodian fees                                                                1,633
     Registration fees                                                               312
     Trustees' fees and expenses (Note 2)                                          1,258
     Miscellaneous                                                                 2,212
                                                                            ------------
          Total expenses                                                                          89,945
                                                                                            ------------

          Net Investment loss                                                                    (88,677)
                                                                                            ------------

Realized and Unrealized Gain/(Loss) on Investments (Notes 1 and 4):
     Net realized loss from investment transactions                                           (1,277,323)
     Change in unrealized depreciation of investments                                          1,114,347
                                                                                            ------------
     Net loss on investments                                                                    (162,976)
                                                                                            ------------
     Net decrease in net assets resulting from operations                                   $   (251,653)
                                                                                            ============

    The accompanying notes are an integral part of the financial statements.

                            AMERITOR INVESTMENT FUND

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2001
                                   (UNAUDITED)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Ameritor Investment Fund, (the "FUND"), is registered under the Investment Company act of 1940, as amended, as a non-diversified, open-end investment company. The Fund has not been accepting new subscriptions since November 1996. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     A. SECURITY VALUATION - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

     B. INCOME TAXES - The Fund is subject to income taxes in years when it does not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund accounts for income taxes by using the liability method, whereby deferred tax assets and liabilities arise from the tax effect of temporary differences between the financial statement and tax basis of assets and liabilities, measured using presently enacted tax rates. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.

     C. INVESTMENT TRANSACTIONS - Investment transactions are recorded on the trade date. Realized gains and losses are determined by using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

     D. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

                            AMERITOR INVESTMENT FUND

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2001
                                   (UNAUDITED)

NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     The investment advisory agreement with Ameritor Financial Corporation ("AFC"), an affiliate, provides for a fee based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, AFC received fees from the Fund for the performance of delegated services, (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at an annual rate of $20.00 per account.

     Under a Fund Accounting and Compliance Administration Agreement, AFC provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund. As compensation for these services, AFC receives a fee at the annual rate of 0.20% of the Fund's average daily net assets. The contract also provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $5,000 per month.

     Certain officers and trustees of the Fund are "affiliated persons" of the Investment Adviser, as defined by the Investment Company Act of 1940.

                            AMERITOR INVESTMENT FUND

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2001
                                   (UNAUDITED)

NOTE 3 - TRUST SHARES

     The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:

                                       For the six Months Ended         For the year ended
                                           December 31, 2001               June 30, 2001
                                       -------------------------     -------------------------
                                         Shares         Amount         Shares         Amount
                                         ------         ------         ------         ------
     Shares sold ..................             0     $        0              0     $        0
     Shares redeemed ..............       (18,384)       (10,362)       (53,373)       (71,456)
                                       ----------     ----------     ----------     ----------
     Net decrease .................       (18,384)    $  (10,362)       (53,373)    $  (71,456)
                                       ==========     ==========     ==========     ==========

     Shares outstanding:
     Beginning of period ..........                    1,475,017                     1,528,390
                                                      ----------                    ----------
     End of period ................                    1,456,633                     1,475,017
                                                      ==========                    ==========

NOTE 4 - PURCHASE AND SALE OF SECURITIES

     During the six months ended December 31, 2001 purchases and proceeds from sales of investment securities were $829,903 and $1,056,630, respectively. Net unrealized depreciation of investments aggregated $218,298 which relates to gross unrealized appreciation and gross unrealized depreciation of $40,733 and $259,031, respectively.

NOTE 5 - FEDERAL INCOME TAXES

     In the fiscal year ended June 30, 2001, the Fund did not meet the asset diversification requirements applicable to regulated investment companies. Thus, the Fund did not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. However, the Fund had a net investment loss in fiscal year ended June 30, 2001, therefore no income tax provision is required. A full valuation allowance was provided for deferred tax assets, totaling approximately $263,000 at June 30, 2001, which arises principally from net operating loss carryforwards available for income tax purposes.

     For income tax purposes, the fund has net operating loss carryforwards approximating $774,400 which are available to offset future net operating income in non-qualifying years, if any, which expire as follows: $16,400;
     (2012) $270,000; (2013) $239,000 and (2014) $249,000.